Accounts Receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	Accounts receivable

In millions	As at December 31,	2023	2022
Freight		$1,051	$1,142
Non-freight		274	244
Gross accounts receivable		1,325	1,386
Allowance for credit losses		(25)	(15)
Net accounts receivable		$1,300	$1,371